Segment analysis	12 Months Ended
Dec. 31, 2017
Segment analysis
Segment analysis

3. Segment analysis

The Group’s four operating and reportable segments are Metal Packaging Europe, Metal Packaging Americas, Glass Packaging Europe and Glass Packaging North America. This reflects the basis on which the Group performance is reviewed by management and presented to the CODM.

Net finance expense is not allocated to segments as these are reviewed by the CODM on a group‑wide basis. Performance of the segments is assessed based on Adjusted EBITDA. Adjusted EBITDA consists of profit/(loss) before income tax (credit)/charge, net finance expense, depreciation and amortization and exceptional operating items. Segment revenues are derived from sales to external customers. Inter‑segmental revenue is not material.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, other non‑current assets, inventories, trade and other receivables and cash and cash equivalents and restricted cash. The accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in Note 2.

Reconciliation of profit/(loss) for the year to Adjusted EBITDA

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Profit/(loss) for the year	54	(67)	(140)
Income tax (credit)/charge (Note 6)	(35)	50	63
Net finance expense (Note 5)	582	537	527
Depreciation and amortization (Notes 9, 10)	611	507	403
Exceptional operating items (Note 4)	128	131	81
Adjusted EBITDA	1,340	1,158	934

The segment results for the year ended December 31, 2017 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	€m	€m	€m	€m	€m
Revenue	2,967	1,714	1,376	1,587	7,644
Adjusted EBITDA	491	235	301	313	1,340
Capital expenditure	156	71	98	111	436
Segment assets	3,740	1,549	1,823	2,186	9,298

The segment results for the year ended December 31, 2016 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	€m	€m	€m	€m	€m
Revenue	2,235	1,059	1,392	1,659	6,345
Adjusted EBITDA	366	139	296	357	1,158
Capital expenditure	72	35	90	121	318
Segment assets	3,946	1,835	1,895	2,614	10,290

The segment results for the year ended December 31, 2015 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	€m	€m	€m	€m	€m
Revenue	1,650	390	1,452	1,707	5,199
Adjusted EBITDA	260	44	284	346	934
Capital expenditure	46	15	109	134	304
Segment assets	1,863	405	1,765	2,305	6,338

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

No customer accounted for greater than 10% of total revenue in 2017 (2016: none; 2015: one customer).

Total revenue and non‑current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries which account for more than 10% of total revenue or non‑current assets, in the current or prior years presented, are as follows:

	Year ended December 31,
	2017	2016	2015
Revenue	€m	€m	€m
U.S.	2,899	2,437	1,997
United Kingdom	781	724	662
Germany	712	656	573

	At December 31,
	2017	2016
Non-current assets	€m	€m
U.S.	1,849	2,189
Germany	855	760
United Kingdom	564	527

The revenue above is attributed to countries on a destination basis.

The Company is domiciled in Luxembourg. During the year the Group had revenues of €3 million (2016: €2 million, 2015: €2 million) with customers in Luxembourg. Non‑current assets located in Luxembourg were €nil (2016: €nil).

Within each reportable segment our packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.